Whiteman Osterman & Hanna, LLP
                               One Commerce Plaza
                             Albany, New York 12260


                                                         March 23, 2005


VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington D.C. 20549

Re: Lincoln Logs Ltd.
    Rule 13E-3 Transaction Statement under Section 13(e) of the 1934 Act SEC File No: 000-12172

Ladies and Gentlemen:

  On behalf of Lincoln Logs Ltd. (the "Company"), we are transmitting for filing a Rule 13E-3 Transaction Statement under Section 13(e) of the
Securities Exchange Act of 1934 (the "Transaction Statement") in connection with a 1-for-500 reverse stock split that is proposed to be effected by the Company. Upon the effective date of the reverse stock split, the Company believes that it will have less than 300 shareholders of record and will, accordingly, seek to file a Form 15 with the Securities and Exchange Commission (the "Commission") in order to terminate the registration of its common stock under the Securities Exchange Act of 1934 (the "1934 Act"). Concurrently with this filing, we are also transmitting for filing a preliminary information statement regarding a Special Meeting of Shareholders of the Company to be held on April 28, 2005, to consider the approval of an amendment to the Company's Certificate of Incorporation to effect the 1-for-500 reverse stock split.

  The filing fee of $13.62 with respect to the Transaction Statement being filed today has been calculated pursuant to Rule 0-11(b) under the 1934 Act and has been sent by wire transfer to the Commission's lockbox at The Mellon Bank in Pittsburgh, Pennsylvania.

  If you have any questions or comments with respect to the foregoing, please do not hesitate to call either the undersigned at (518) 487-7770 or my associate, Patricia A. Franchini, at (518) 487-7673. Your prompt attention to this matter is greatly appreciated.

                                                Very truly yours,

                                                /s/ Leslie M. Apple
                                                -------------------
                                                Leslie M. Apple






cc: John D. Shepherd